Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Summary Of Stock Options Outstanding And Related Valuation Inputs

The following table summarizes stock options outstanding and the related valuation inputs as of December 31, 2012:

	Options issued to Trustees	Options issued to employees of Property Manager and Advisor
Stock options outstanding	50,000	650,000
Weighted average exercise price	$15.00	$15.00
Weighted average fair value at date of grant	$4.24	$4.24
Weighted average remaining life (years)	9.9	9.9
Expected term (years)	7	7
Dividend yield	3%	3%
Volatility	39%	39%
Risk-free interest rate	1.0%	1.0%

Subscription Agreement

The value was determined using the Black-Scholes valuation model at the date of grant with the following assumptions:

Expected volatility	26.4%
Expected term	1.5 years
Risk-free interest rate	0.2%
Dividend yield	3.0%